Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Voyage and vessel expenses	$ 40,899	$ 44,349
Payroll and benefits	4,053	7,257
Other general expenses	1,145	1,019
Income and other tax payable	791	1,128
Distributions payable on preferred units	6,425	6,425
Noninterest-bearing Deposit Liabilities, Domestic	1,538	0
Accrued liabilities (notes 9, 13 and 18)	71,864	81,706
Interest Payable	$ 17,013	$ 21,528